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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F / A

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.): [_] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highfields Capital Management LP
Address: John Hancock Tower
         200 Clarendon Street, 59th Floor
         Boston, MA  02116

Form 13F File Number: 028-03499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph F. Mazzella
Title: General Counsel
Phone: 617-850-7500

Signature, Place, and Date of Signing:


/s/ Joseph F. Mazzella      Boston, Massachusetts   November 19, 2008
-------------------------   ---------------------   -----------------

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other managers reporting for this manager: NONE.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $3,244(x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
---   ---------------------   --------------------
01    File Number 028-04629   Jonathon S. Jacobson
02    File Number 028-04627   Richard L. Grubman

FORM 13F

Page 2 of 4          Name of Reporting Manager: Highfields Capital Management LP

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
Item 1:                        Item 2:        Item 3:  Item 4:         Item 5:        Item 6:   Item 7:       Item 8:
-------                    ----------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                        ---VOTING AUTHORITY---
                                TITLE OF                 VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
NAME OF ISSUER                   CLASS         CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------             ----------------- --------- -------- ------------------- ---------- -------- ---------- ------ ----
Cadence Design System Inc  NOTE 1.500% 12/1  127387AF5   3,244   5,000,000 PRN         OTHER     01/02   5,000,000

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